Debt Debt, Senior Notes (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2016	May 09, 2016
6.375% Senior Notes Due 2024 [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument
Debt Instrument, Redemption Price, Percentage	4.781%
6.375% Senior Notes Due 2024 [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument
Debt Instrument, Redemption Price, Percentage	3.188%
6.375% Senior Notes Due 2024 [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument
Debt Instrument, Redemption Price, Percentage	1.594%
6.125% Senior Notes due 2021 [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument
Debt Instrument, Redemption Price, Percentage	4.594%
6.125% Senior Notes due 2021 [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument
Debt Instrument, Redemption Price, Percentage	3.063%
6.125% Senior Notes due 2021 [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument
Debt Instrument, Redemption Price, Percentage	1.531%
6.125% Senior Notes due 2021 [Member]
Debt Instrument
Debt Instrument, Face Amount		$ 250
Existing Senior Notes	$ 550
6.125% Senior Notes due 2021 [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument
Debt Instrument, Redemption Price, Percentage	106.125%
Debt Instrument, Redemption Price, Percentage of Principal Amount that can be redeemed	35.00%
6.375% Senior Notes Due 2024 [Member]
Debt Instrument
Debt Instrument, Face Amount		$ 450
6.375% Senior Notes Due 2024 [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument
Debt Instrument, Redemption Price, Percentage	106.375%
Debt Instrument, Redemption Price, Percentage of Principal Amount that can be redeemed	35.00%